CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A common stock Common stock	Class B common stock Common stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Mar. 30, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 30, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 575	24,425		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		5,750,000
Accretion for Class A ordinary shares to redemption amount			$ (24,425)	(23,983,412)	(24,007,837)
Net income (loss)				(9,188,357)	(9,188,357)
Balance at the end at Dec. 31, 2020		$ 575		(33,171,769)	(33,171,194)
Balance at the end (in shares) at Dec. 31, 2020		5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				5,846,503	5,846,503
Balance at the end at Dec. 31, 2021		$ 575		$ (27,325,266)	$ (27,324,691)
Balance at the end (in shares) at Dec. 31, 2021		5,750,000